SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	1,307,483	9,890,144	11,155,702
Expired/cancelled	(25,347)	(2,118,697)	(449,174)
Exercised		(318,396)	(1,459,918)
Issued	937,091	390,894	643,534
As at December 31, 2023	2,219,227	1,307,483	9,890,144
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	7,843,945
As at December 31, 2023		7,843,945
Broker Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	139,865	876,205	1,258,495
Expired/cancelled		(37,134)	(150,841)
Exercised			(662,389)
Issued	69,062		430,940
As at December 31, 2023	208,927	139,865	876,205
Expiration Date	August 2026 to October 2033	August 2026 to January 2031
Broker Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 2.09	$ 1.06
Broker Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 37.56	$ 6.26
Broker Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	839,071
As at December 31, 2023		839,071
Consultant Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	279,341	1,802,316	2,130,555
Expired/cancelled	(25,347)	(517,583)	(298,333)
Exercised			(242,500)
Issued		390,894	212,594
As at December 31, 2023	253,994	279,341	1,802,316
Expiration Date	December 2028 to December 2032	April 2023 to Dec 2032
Consultant Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 2.69	$ 0.45
Consultant Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 14.40	$ 3.15
Consultant Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	1,675,627
As at December 31, 2023		1,675,627
Warrants Issued on Conversion of Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	888,277	7,211,623	7,766,652
Expired/cancelled		(1,563,980)
Exercised		(318,396)	(555,029)
Issued	868,029
As at December 31, 2023	1,756,306	888,277	7,211,623
Expiration Date	January 2024 to October 2024	January 2024 to February 2024
Warrants Issued on Conversion of Convertible Notes [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 6.36
Warrants Issued on Conversion of Convertible Notes [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 9.00
Warrants Issued on Conversion of Convertible Notes [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2023	5,329,247
As at December 31, 2023		5,329,247
Warrants Issued on Conversion of Convertible Notes [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price		$ 1.06
Warrants Issued on Conversion of Convertible Notes [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price		$ 1.50